Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

This supplement amends the Prospectus of each of the
Oppenheimer Funds referenced above as described below and
is in addition to any existing supplements of the Funds.

1.    The section of each Prospectus, with the exceptions
of Capital Preservation Fund and Senior Floating Rate Fund,
entitled "At What Price Are Shares Sold? - Net Asset
Value." is amended by replacing the second and third
paragraphs with the following:

           The net asset value per share for a
           class of shares on a "regular
           business day" is determined by
           dividing the value of the Fund's net
           assets attributable to that class by
           the number of shares of that class
           outstanding on that day.  To
           determine net asset values, the Fund
           assets are valued primarily on the
           basis of current market quotations.
           If market quotations are not readily
           available or do not accurately
           reflect fair value for a security (in
           the Manager's judgment) or if a
           security's value has been materially
           affected by events occurring after
           the close of the exchange or market
           on which the security is principally
           traded, that security may be valued
           by another method that the Board of
           Directors/Trustees believes
           accurately reflects the fair value.

           The Board has adopted valuation
           procedures for the Fund and has
           delegated the day-to-day
           responsibility for fair value
           determinations to the Manager's
           Valuation Committee.  Fair value
           determinations by the Manager are
           subject to review, approval and
           ratification by the Board at its next
           scheduled meeting after the fair
           valuations are determined.  In
           determining whether current market
           prices are readily available and
           reliable, the Manager monitors the
           information it receives in the
           ordinary course of its investment
           management responsibilities for
           significant events that it believes
           in good faith will affect the market
           prices of the securities of issuers
           held by the Fund.  Those may include
           events affecting specific issuers
           (for example, a halt in trading of
           the securities of an issuer on an
           exchange during the trading day) or
           events affecting securities markets
           (for example, a foreign securities
           market closes early because of a
           natural disaster).

           If, after the close of the principal
           market on which a security held by
           the Fund is traded and before the
           time as of which the Fund's net asset
           values are calculated that day, a
           significant event occurs that the
           Manager learns of and believes in the
           exercise of its judgment will cause a
           material change in the value of that
           security from the closing price of
           the security on the principal market
           on which it is traded, the Manager
           will use its best judgment to
           determine a fair value for that
           security.

           The Manager believes that foreign
           securities values may be affected by
           volatility that occurs in U.S.
           markets on a trading day after the
           close of foreign securities markets.
           The Manager's fair valuation
           procedures therefore include a
           procedure whereby foreign securities
           prices may be "fair valued" to take
           those factors into account.

2.    The section of the Capital Preservation
Fund Prospectus entitled "At What Price Are
Shares Sold? - Net Asset Value." is amended by
replacing the second paragraph with the
following:

           The net asset value per share for a
           class of shares on a "regular
           business day" is determined by
           dividing the value of the Fund's net
           assets attributable to that class by
           the number of shares of that class
           outstanding on that day.  To
           determine net asset values, the Fund
           assets are valued primarily on the
           basis of current market quotations.
           If market quotations are not readily
           available or do not accurately
           reflect fair value for a security (in
           the Manager's judgment) or if a
           security's value has been materially
           affected by events occurring after
           the close of the exchange or market
           on which the security is principally
           traded, that security may be valued
           by another method that the Board of
           Directors believes accurately
           reflects the fair value.

           The Board has adopted valuation
           procedures for the Fund and has
           delegated the day-to-day
           responsibility for fair value
           determinations to the Manager's
           Valuation Committee.  Fair value
           determinations by the Manager are
           subject to review, approval and
           ratification by the Board at its next
           scheduled meeting after the fair
           valuations are determined.  In
           determining whether current market
           prices are readily available and
           reliable, the Manager monitors the
           information it receives in the
           ordinary course of its investment
           management responsibilities for
           significant events that it believes
           in good faith will affect the market
           prices of the securities of issuers
           held by the Fund.  Those may include
           events affecting specific issuers
           (for example, a halt in trading of
           the securities of an issuer on an
           exchange during the trading day) or
           events affecting securities markets
           (for example, a foreign securities
           market closes early because of a
           natural disaster).

           If, after the close of the principal
           market on which a security held by
           the Fund is traded and before the
           time as of which the Fund's net asset
           values are calculated that day, a
           significant event occurs that the
           Manager learns of and believes in the
           exercise of its judgment will cause a
           material change in the value of that
           security from the closing price of
           the security on the principal market
           on which it is traded, the Manager
           will use its best judgment to
           determine a fair value for that
           security.

           The Manager believes that foreign
           securities values may be affected by
           volatility that occurs in U.S.
           markets on a trading day after the
           close of foreign securities markets.
           The Manager's fair valuation
           procedures therefore include a
           procedure whereby foreign securities
           prices may be "fair valued" to take
           those factors into account.

3.    The section of each Prospectus, with the exceptions
of Cash Reserves Fund, Money Market Fund, Inc., Principal
Protected Main Street Fund and Principal Protected Main
Street Fund II, entitled "Which Class of Shares Should You
Choose? - Investing for the Shorter Term" is amended by
replacing the third paragraph of that section with the
following:

           If you invest $1 million or more, in
           most cases Class A shares will be the
           most advantageous choice, no matter
           how long you intend to hold your
           shares.  The Distributor normally
           will not accept purchase orders of
           $250,000 or more for Class B shares or
           $1 million or more for Class C shares
           from a single investor.  Effective
           July 15, 2004, the limit on Class B
           share purchase orders on behalf of a
           single investor shall be reduced so
           that the Distributor will not accept
           purchase orders of $100,000 or more
           for Class B shares from a single
           investor.  Dealers or other financial
           intermediaries purchasing shares for
           their customers in omnibus accounts
           are responsible for compliance with
           those limits.

4.    The section of the Cash Reserves entitled
"Which Class of Shares Should You Choose?" is
amended by adding the following paragraph to the
end of that section:

           Investing for the Shorter Term. If
           you invest $1 million or more, in
           most cases Class A shares will be the
           most advantageous choice, no matter
           how long you intend to hold your
           shares.  The Distributor normally
           will not accept purchase orders of
           $250,000 or more for Class B shares
           or $1 million or more for Class C
           shares from a single investor.
           Effective July 15, 2004, the limit on
           Class B share purchase orders on
           behalf of a single investor shall be
           reduced so that the Distributor will
           not accept purchase orders of
           $100,000 or more for Class B shares
           from a single investor.  Dealers or
           other financial intermediaries
           purchasing shares for their customers
           in omnibus accounts are responsible
           for compliance with those limits.

5.    The section of each Prospectus, with the exceptions
of Bond Fund, Cash Reserves, Convertible Securities Fund,
Equity Fund, Inc., Limited Term New York Municipal Fund,
Money Market Fund, Inc., Principal Protected Main Street
Fund, Principal Protected Main Street Fund II and Rochester
Fund Municipals, entitled "Which Class of Shares Should You
Choose? - Are There Differences in Account Features That
Matter to You?" is amended by deleting the second and third
sentences (for those Funds which have a third sentence)in
the second paragraph.  Share certificates will no longer be
issued for Class A shares.

6.    The section of each Prospectus, with the exceptions
of Cash Reserves, Money Market Fund, Inc., Principal
Protected Main Street Fund, and Principal Protected Main
Street Fund II, entitled "How Can You Buy Class A Shares? -
Can You Reduce Class A Sales Charges?" is amended by adding
the following to the end of that section:

           To receive the reduced sales charge,
           at the time you purchase shares of
           the Fund or any other Oppenheimer
           fund, you must inform your
           broker-dealer or financial
           intermediary of any other Oppenheimer
           funds that you and your spouse own.
           This includes, for example, shares of
           an Oppenheimer fund held in a
           retirement account, an employee
           benefit plan, or at a broker-dealer
           or financial intermediary other than
           the one handling your current
           purchase.  For more complete
           information about ways to reduce your
           sales charges, please visit the
           OppenheimerFunds website:
           WWW.OPPENHEIMERFUNDS.COM.
           ------------------------

7.    The section of each Prospectus, with the exceptions
of AMT-Free Municipals, AMT-Free New York Municipals, Cash
Reserves, California Municipal Fund, Limited Term
California Municipal Fund, Limited Term Municipal Fund,
Limited Term New York Municipal Fund, Money Market Fund,
Inc., New Jersey Municipal Fund, Pennsylvania Municipal
Fund, Principal Protected Main Street Fund, Principal
Protected Main Street Fund II, Rochester Fund Municipals,
Rochester National Municipals and Senior Floating Rate
Fund, entitled "How Can You Buy Class A Shares? - Class A
Contingent Deferred Sales Charge." is amended by deleting
the first paragraph and replacing it with the following
paragraphs:

           There is no initial sales charge on
           purchases of Class A shares of any
           one or more of the Oppenheimer funds
           aggregating $1 million or more, or on
           purchases of Class A shares by
           certain retirement plans that
           satisfied certain requirements prior
           to March 1, 2001 ("grandfathered
           retirement accounts").  However,
           those Class A shares may be subject
           to a Class A contingent deferred
           sales charge, as described below.
           Retirement plans holding shares of
           Oppenheimer funds in an  omnibus
           account(s) for the benefit of plan
           participants in the name of a
           fiduciary or financial intermediary
           (other than OppenheimerFunds-sponsored
           Single DB Plus plans) are not
           permitted to make initial purchases
           of Class A shares subject to a
           contingent deferred sales charge.

           The Distributor pays dealers of
           record concessions in an amount equal
           to 1.0% of purchases of $1 million or
           more other than purchases by
           grandfathered retirement accounts.
           For grandfathered retirement
           accounts, the concession is 0.75% of
           the first $2.5 million of purchases
           plus 0.25% of purchases in excess of
           $2.5 million.  In either case, the
           concession will not be paid on
           purchases of shares by exchange or
           that were previously subject to a
           front-end sales charge and dealer
           concession.

8.    For the Senior Floating Rate Fund, the section
entitled "How Can You Buy Class A Share? - Class A Early
Withdrawal Charge." is amended by deleting the first
paragraph and replacing it the following paragraphs:

           There is no initial sales charge on
           purchases of Class A shares of any
           one or more of the Oppenheimer funds
           aggregating $1 million or more, or on
           purchases of Class A shares by
           certain retirement plans that
           satisfied certain requirements prior
           to March 1, 2001 ("grandfathered
           retirement accounts").  However,
           those Class A shares may be subject
           to a Class A contingent deferred
           sales charge, as described below.
           Retirement plans holding shares of
           Oppenheimer funds in an  omnibus
           account(s) for the benefit of plan
           participants in the name of a
           fiduciary or financial intermediary
           (other than
           OppenheimerFunds-sponsored Single DB
           Plus plans) are not permitted to make
           initial purchases of Class A shares
           subject to a contingent deferred
           sales charge.

           The Distributor pays dealers of
           record concessions in an amount equal
           to 1.0% of purchases of $1 million or
           more other than purchases by
           grandfathered retirement accounts.
           For grandfathered retirement
           accounts, the concession is 0.75% of
           the first $2.5 million of purchases
           plus 0.25% of purchases in excess of
           $2.5 million.  In either case, the
           concession will not be paid on
           purchases of shares by exchange or
           that were previously subject to a
           front-end sales charge and dealer
           concession.

9.    The first paragraph of the section entitled "Who Can
Buy Class Y Shares?" for the following Prospectuses: Bond
Fund, Capital Appreciation Fund, Capital Preservation Fund,
Discovery Fund, Emerging Growth Fund, Emerging Technologies
Fund, Enterprise Fund, Equity Fund, Inc., Global Fund,
Global Opportunities Fund, Growth Fund, High Yield Fund,
Limited Term Government Fund, Main Street Fund, Main Street
Opportunity Fund, Main Street Small Cap Fund, MidCap Fund,
Quest Balanced Fund, Quest Opportunity Value Fund, Quest
Value Fund, Inc., Real Asset Fund, Real Estate Fund,
Rochester Fund Municipals, Select Value Fund, Strategic
Income Fund, U.S. Government Trust, and Value Fund is
amended by deleting the next to last sentence in that
paragraph and substituting the following in its place:

            "They may include insurance companies,
            registered investment companies, employee
            benefit plans and Section 529 plans,
            among others."

10.   The section of the Prospectuses for Bond Fund,
Limited Term Government Fund, Main Street Fund, Inc.,
Strategic Income Fund and U.S. Government Trust entitled
"Who Can Buy Class Y Shares?" is amended by adding the
following paragraph after the final paragraph in that
section:

            Investments By "Funds of Funds." Class Y
            shares of the Fund are offered as an
            investment to other Oppenheimer funds
            that act as "funds of funds." The Fund's
            Board of Directors/Trustees has approved
            making the Fund's shares available as an
            investment to those funds. Those funds of
            funds may invest significant portions of
            their assets in shares of the Fund, as
            described in their respective
            prospectuses. Those other funds,
            individually and/or collectively, may own
            significant amounts of the Fund's shares
            from time to time. Those funds of funds
            typically use asset allocation strategies
            under which they may increase or reduce
            the amount of their investment in the
            Fund frequently, which may occur on a
            daily basis under volatile market
            conditions. Depending on a number of
            factors, such as the flows of cash into
            and from the Fund as a result of the
            activity of other investors and the
            Fund's then-current liquidity, those
            purchases and redemptions of the Fund's
            shares by funds of funds could require
            the Fund to purchase or sell portfolio
            securities, increasing its transaction
            costs and possibly reducing its
            performance, if the size of those
            purchases and redemptions were
            significant relative to the size of the
            Fund. For a further discussion of the
            possible effects of frequent trading in
            the Fund's shares, please refer to "Are
            There Limitations On Exchanges?".

11.   The section of each Prospectus, with the
exceptions of the following Funds: AMT-Free
Municipals, AMT-Free New York Municipals, California
Municipal Fund, Capital Preservation Fund, Cash
Reserves, High Yield, International Value Fund,
Limited Term California Municipal Fund, Limited Term
Municipal Fund, Limited Term New York Municipal Fund,
Main Street Opportunity Fund, Main Street Small Cap
Fund, Money Market Fund, Inc., New Jersey Municipal
Fund, Pennsylvania Municipal Fund, Principal
Protected Main Street Fund, Principal Protected Main
Street Fund II, Rochester Fund Municipals, Rochester
National Municipals and Senior Floating Rate Fund,
entitled "Distribution and Service (12b-1) Plans -
Distribution and Service Plans for Class B, Class C
(add "Class M" for Convertible Securities Fund only)
and Class N Shares." is amended by deleting the
seventh paragraph and replacing it with the following
paragraphs:

           Under certain circumstances, the
           Distributor will pay the full Class
           B, Class C or Class N asset-based
           sales charge and the service fee to
           the dealer beginning in the first
           year after purchase of such shares in
           lieu of paying the dealer the sales
           concession and the advance of the
           first year's service fee at the time
           of purchase, if there is a special
           agreement between the dealer and the
           Distributor.  In those circumstances,
           the contingent deferred sales charge
           will not be paid to the dealer.

           For Class C shares purchased through
           the OppenheimerFunds Recordkeeper Pro
           program, the Distributor will pay the
           Class C asset-based sales charge to
           the dealer of record in the first
           year after the purchase of such
           shares in lieu of paying the dealer a
           sales concession at the time of
           purchase.  The Distributor will use
           the service fee it receives from the
           Fund on those shares to reimburse
           FASCorp for providing personal
           services to the Class C accounts
           holding those shares.

           In addition, the Manager and the
           Distributor may make substantial
           payments to dealers or other
           financial intermediaries and service
           providers for distribution and/or
           shareholder servicing activities, out
           of their own resources, including the
           profits from the advisory fees the
           Manager receives from the Fund.  Some
           of these distribution-related
           payments may be made to dealers or
           financial intermediaries for
           marketing, promotional or related
           expenses; these payments are often
           referred to as "revenue sharing."  In
           some circumstances, those types of
           payments may create an incentive for
           a dealer or financial intermediary or
           its representatives to recommend or
           offer shares of the Fund or other
           Oppenheimer funds to its customers.
           You should ask your dealer or
           financial intermediary for more
           details about any such payments it
           receives.

12.   The section of each Prospectus for Cash
Reserves, High Yield Fund, Main Street Opportunity
Fund and Main Street Small Cap Fund entitled
"Distributions and Service (12b-1) Plans -
Distribution and Service Plans for Class B, Class C
and Class N Shares." is amended by adding the
following paragraphs at the end of the section:

           Under certain circumstances, the
           Distributor will pay the full Class
           B, Class C or Class N asset-based
           sales charge and the service fee to
           the dealer beginning in the first
           year after purchase of such shares in
           lieu of paying the dealer the sales
           concession and the advance of the
           first year's service fee at the time
           of purchase, if there is a special
           agreement between the dealer and the
           Distributor.  In those circumstances,
           the contingent deferred sales charge
           will not be paid to the dealer.

           For Class C shares purchased through
           the OppenheimerFunds Recordkeeper Pro
           program, the Distributor will pay the
           Class C asset-based sales charge to
           the dealer of record in the first
           year after the purchase of such
           shares in lieu of paying the dealer a
           sales concession at the time of
           purchase.  The Distributor will use
           the service fee it receives from the
           Fund on those shares to reimburse
           FASCorp for providing personal
           services to the Class C accounts
           holding those shares.

           In addition, the Manager and the
           Distributor may make substantial
           payments to dealers or other
           financial intermediaries and service
           providers for distribution and/or
           shareholder servicing activities, out
           of their own resources, including the
           profits from the advisory fees the
           Manager receives from the Fund.  Some
           of these distribution-related
           payments may be made to dealers or
           financial intermediaries for
           marketing, promotional or related
           expenses; these payments are often
           referred to as "revenue sharing."  In
           some circumstances, those types of
           payments may create an incentive for
           a dealer or financial intermediary or
           its representatives to recommend or
           offer shares of the Fund or other
           Oppenheimer funds to its customers.
           You should ask your dealer or
           financial intermediary for more
           details about any such payments it
           receives.

13.   The section of the Prospectus for the Capital
Preservation Fund entitled "Distribution and Service
(12b-) Plans - Distribution and Service Plans for
Class B, Class C and Class N Shares." is amended by
deleting the last paragraph of the section and
replacing it with the following paragraphs:

           Under certain circumstances, the
           Distributor will pay the full Class
           B, Class C or Class N asset-based
           sales charge and the service fee to
           the dealer beginning in the first
           year after purchase of such shares in
           lieu of paying the dealer the sales
           concession and the advance of the
           first year's service fee at the time
           of purchase, if there is a special
           agreement between the dealer and the
           Distributor.  In those circumstances,
           the contingent deferred sales charge
           will not be paid to the dealer.
           Furthermore, the Distributor pays a
           sales concession of 0.25% of the
           purchase price of Class N shares to
           dealers from its own resources at the
           time of sale, except for Class N
           shares purchased through the
           OppenheimerFunds Recordkeeper Pro
           program, for which the Distributor
           does not pay a sales concession.

           For Class C shares purchased through
           the OppenheimerFunds Recordkeeper Pro
           program, the Distributor will pay the
           Class C asset-based sales charge to
           the dealer of record in the first
           year after the purchase of such
           shares in lieu of paying the dealer a
           sales concession at the time of
           purchase.  The Distributor will use
           the service fee it receives from the
           Fund on those shares to reimburse
           FASCorp for providing personal
           services to the Class C accounts
           holding those shares.

           In addition, the Manager and the
           Distributor may make substantial
           payments to dealers or other
           financial intermediaries and service
           providers for distribution and/or
           shareholder servicing activities, out
           of their own resources, including the
           profits from the advisory fees the
           Manager receives from the Fund.  Some
           of these distribution-related
           payments may be made to dealers or
           financial intermediaries for
           marketing, promotional or related
           expenses; these payments are often
           referred to as "revenue sharing."  In
           some circumstances, those types of
           payments may create an incentive for
           a dealer or financial intermediary or
           its representatives to recommend or
           offer shares of the Fund or other
           Oppenheimer funds to its customers.
           You should ask your dealer or
           financial intermediary for more
           details about any such payments it
           receives.

14.   The section of the Prospectuses for AMT-Free
Municipals, AMT-Free New York Municipals, California
Municipal Fund, International Value Fund, Limited
Term California Municipal Fund, Limited Term
Municipal Fund, Limited Term New York Municipal Fund,
New Jersey Municipal Fund, Pennsylvania Municipal
Fund, Rochester Fund Municipals, Rochester National
Municipals and Senior Floating Rate Fund entitled
"Distribution and Service (12b-1) Plans -
Distribution and Service Plans for Class B and Class
C Shares." is amended by adding (for the Senior
Floating Rate Fund only, please delete the last
paragraph then add) the following paragraphs at the
end of the section:

           Under certain circumstances, the
           Distributor will pay the full Class B
           or Class C asset-based sales charge
           and the service fee to the dealer
           beginning in the first year after
           purchase of such shares in lieu of
           paying the dealer the sales
           concession and the advance of the
           first year's service fee at the time
           of purchase, if there is a special
           agreement between the dealer and the
           Distributor.  In those circumstances,
           the contingent deferred sales charge
           will not be paid to the dealer.

           In addition, the Manager and the
           Distributor may make substantial
           payments to dealers or other
           financial intermediaries and service
           providers for distribution and/or
           shareholder servicing activities, out
           of their own resources, including the
           profits from the advisory fees the
           Manager receives from the Fund.  Some
           of these distribution-related
           payments may be made to dealers or
           financial intermediaries for
           marketing, promotional or related
           expenses; these payments are often
           referred to as "revenue sharing."  In
           some circumstances, those types of
           payments may create an incentive for
           a dealer or financial intermediary or
           its representatives to recommend or
           offer shares of the Fund or other
           Oppenheimer funds to its customers.
           You should ask your dealer or
           financial intermediary for more
           details about any such payments it
           receives.

15.   The section of each Prospectus, with the
exception of Principal Protected Main Street Fund,
Principal Protected Main Street Fund II and Senior
Floating Rate Fund, entitled "How to Exchange Shares
- Are There Limitations on Exchanges?" is amended as
follows:

      The first bullet point is amended to read as
follows:

o     Shares are redeemed from one fund and are normally
         purchased from the other fund in the same
         transaction on the same regular business day
         on which the Transfer Agent or its agent
         (such as a financial intermediary holding
         the investor's shares in an omnibus account)
         receives an exchange request that conforms
         to the policies described above.  It must be
         received by the close of The New York Stock
         Exchange that day, which is normally 4:00
         P.M. but may be earlier on some days.  The
         Transfer Agent may delay the reinvestment of
         the proceeds of an exchange up to five
         business days if it determines in its
         discretion that an earlier transmittal of
         the redemption proceeds to the receiving
         fund would be detrimental to the Fund from
         which the exchange is made or to the
         receiving fund.

      The second bullet point is amended to read as
      follows:

o     The interests of the Fund's shareholders and the
         Fund's ability to manage its investments may
         be adversely affected when its shares are
         repeatedly exchanged over the short term.
         When large dollar amounts are involved, the
         Fund's implementation of its investment
         strategies may be negatively affected or the
         Fund might have to raise or retain more cash
         than the portfolio manager would normally
         retain, to meet unanticipated redemptions.
         Frequent exchange activity also may force
         the Fund to sell portfolio securities at
         disadvantageous times to raise the cash
         needed to meet those exchange requests.
         These factors might hurt the Fund's
         performance.  When the Transfer Agent in its
         discretion believes frequent trading
         activity by any person, group or account
         would have a disruptive effect on the Fund's
         ability to manage its investments, the Fund
         and the Transfer Agent may reject purchase
         orders and/or exchanges into the Fund.  The
         history of exchange activity in all accounts
         known by the Transfer Agent to be under
         common ownership or control within the
         Oppenheimer funds complex may be considered
         by the Transfer Agent, with respect to the
         review of exchanges involving this Fund as
         part of the Transfer Agent's procedures to
         detect and deter excessive exchange
         activity.  The Transfer Agent may permit
         exchanges that it believes in the exercise
         of its judgment are not disruptive.  The
         Transfer Agent might not be able to detect
         frequent exchange activity conducted by the
         underlying owners of shares held in omnibus
         accounts, and therefore might not be able to
         effectively prevent frequent exchange
         activity in those accounts.  There is no
         guarantee that the Transfer Agent's controls
         and procedures will be successful to
         identify investors who engage in excessive
         trading activity or to curtail that activity.

         As stated above, the Fund permits dealers or
         financial intermediaries to submit exchange
         requests on behalf of their customers
         (unless the customer has revoked that
         authority).  The Manager, the Distributor
         and/or the Transfer Agent have agreements
         with a limited number of broker-dealers and
         investment advisers permitting them to
         submit exchange orders in bulk on behalf of
         their clients, provided that those
         broker-dealers or advisers agree to
         restrictions on their exchange activity
         (which are more stringent than the
         restrictions that apply to other
         shareholders).  Those restrictions include
         limitations on the funds available for
         exchanges, the requirement to give advance
         notice of exchanges to the Transfer Agent,
         and limits on the amount of client assets
         that may be invested in a particular fund.
         The Fund and its Transfer Agent may restrict
         or refuse bulk exchange requests submitted
         by a financial intermediary on behalf of a
         large number of accounts (including pursuant
         to the arrangements described above) if, in
         the Transfer Agent's judgment exercised in
         its discretion, those exchanges would be
         disruptive to either fund in the exchange
         transaction.

16.   For the Senior Floating Rate Fund the second
     bullet point under the section entitled "How to
     Exchange Shares - Are There Limitations on
     Exchanges?" is deleted in its entirety and replaced
     with the following:

o     The interests of the Fund's shareholders and the
         Fund's ability to manage its investments may
         be adversely affected when its shares are
         repeatedly exchanged over the short term.
         When large dollar amounts are involved, the
         Fund's implementation of its investment
         strategies may be negatively affected or the
         Fund might have to raise or retain more cash
         than the portfolio manager would normally
         retain, to meet unanticipated redemptions.
         Frequent exchange activity also may force
         the Fund to sell portfolio securities at
         disadvantageous times to raise the cash
         needed to meet those exchange requests.
         These factors might hurt the Fund's
         performance.  When the Transfer Agent in its
         discretion believes frequent trading
         activity by any person, group or account
         would have a disruptive effect on the Fund's
         ability to manage its investments, the Fund
         and the Transfer Agent may reject purchase
         orders and/or exchanges into the Fund.  The
         history of exchange activity in all accounts
         known by the Transfer Agent to be under
         common ownership or control within the
         Oppenheimer funds complex may be considered
         by the Transfer Agent, with respect to the
         review of exchanges involving this Fund as
         part of the Transfer Agent's procedures to
         detect and deter excessive exchange
         activity.  The Transfer Agent may permit
         exchanges that it believes in the exercise
         of its judgment are not disruptive.  The
         Transfer Agent might not be able to detect
         frequent exchange activity conducted by the
         underlying owners of shares held in omnibus
         accounts, and therefore might not be able to
         effectively prevent frequent exchange
         activity in those accounts.  There is no
         guarantee that the Transfer Agent's controls
         and procedures will be successful to
         identify investors who engage in excessive
         trading activity or to curtail that activity.

         As stated above, the Fund permits dealers or
         financial intermediaries to submit exchange
         requests on behalf of their customers
         (unless the customer has revoked that
         authority).  The Manager, the Distributor
         and/or the Transfer Agent have agreements
         with a limited number of broker-dealers and
         investment advisers permitting them to
         submit exchange orders in bulk on behalf of
         their clients, provided that those
         broker-dealers or advisers agree to
         restrictions on their exchange activity
         (which are more stringent than the
         restrictions that apply to other
         shareholders).  Those restrictions include
         limitations on the funds available for
         exchanges, the requirement to give advance
         notice of exchanges to the Transfer Agent,
         and limits on the amount of client assets
         that may be invested in a particular fund.
         The Fund and its Transfer Agent may restrict
         or refuse bulk exchange requests submitted
         by a financial intermediary on behalf of a
         large number of accounts (including pursuant
         to the arrangements described above) if, in
         the Transfer Agent's judgment exercised in
         its discretion, those exchanges would be
         disruptive to either fund in the exchange
         transaction.

17.   The section entitled "How to Exchange Shares -
     Are There Limitations On Exchanges?" for the Bond
     Fund, Limited Term Government Fund, Main Street Fund,
     Inc., Strategic Income Fund and U.S. Government Trust
     is amended by adding the following "bullet point":

o    Frequent purchases and redemptions of the Fund's
     shares by funds of funds that invest in
     the Fund and periodically re-adjust the
     amount of their investment pursuant to
     asset reallocation programs (described in
     their prospectuses) may also increase the
     Fund's portfolio turnover and resulting
     transaction costs.  The Board of
     Directors/Trustees of the Fund considered
     the possible effects of those
     transactions when it permitted these
     asset reallocation arrangements.  Please
     refer to "How To Buy Shares - Investing
     Through Funds of Funds" for more
     information.

18.   The section of the Prospectuses for Champion
Income Fund, Developing Markets Fund, Discovery Fund,
Emerging Growth Fund, Emerging Technologies Fund,
Global Fund, Global Opportunities Fund, Gold &
Special Minerals Fund, High Yield Fund, International
Growth Fund, International Small Company Fund, Quest
International Value Fund, Real Asset Fund and Small
Cap Value Fund entitled "How to Sell Shares" is
amended by deleting the second and third paragraphs
and replacing them with the following:

            Redemption Fee.  The Fund imposes a 2%
            redemption fee on the proceeds of Fund shares
            that are redeemed within 30 days of their
            purchase. The fee applies in the case of shares
            redeemed in exchange transactions.  The
            redemption fee is collected by the Transfer
            Agent and paid to the Fund.  It is intended to
            help offset the trading, market impact, and
            administrative costs associated with short-term
            money movements into and out of the Fund, and
            to help deter excessive short term trading.
            The fee is imposed to the extent that Fund
            shares redeemed exceed Fund shares that have
            been held more than 30 days.  For shares of the
            Fund that were acquired by exchange, the
            holding period is measured from the date the
            shares were acquired in the exchange
            transaction.  Shares held the longest will be
            redeemed first.

                  The redemption fee is not imposed
            on shares:

o     held in omnibus accounts of a financial intermediary,
      such as a broker-dealer or a retirement plan fiduciary
      (however, shares held in retirement plans that are not
      in omnibus accounts, Oppenheimer-sponsored
      retirement plans such as IRAs, and 403(b)(7) plans are
      subject to the fee), if those institutions have not
      implemented the system changes necessary to be
      capable of processing the redemption fee;
o     held by investors in certain asset allocation
      programs that offer automatic re-balancing or wrap-fee or
      similar fee-based programs and that have been identified
      to the Distributor and the Transfer Agent;
o     redeemed for rebalancing transactions under the
      OppenheimerFunds Portfolio Builder program;
o     redeemed pursuant to an OppenheimerFunds automatic
      withdrawal plan;
o     redeemed due to the death or disability of the shareholder;
o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o     redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o     redeemed from accounts for which the dealer, broker
      or financial institution of record has entered into an
      agreement with the Distributor that permits such
      redemptions without the imposition of these fees,
      such as asset allocation programs;
o     redeemed for conversion of Class B shares to Class A
      shares or pursuant to fund mergers; and
o     involuntary redemptions resulting from failure to meet account minimums.

19.   The section of each Prospectus entitled
     "Shareholder Account Rules and Policies - A $12
     annual fee" is amended by deleting the section in its
     entirety and replacing it with the following:

      A $12 annual "Minimum Balance Fee" is assessed on
      each Fund account with a value of less than $500. The
      fee is automatically deducted from each applicable
      Fund account annually on or about the second to last
      "regular business day" of September.  See the
      Statement of Additional Information (shareholders may
      visit the OppenheimerFunds website) to learn how you
      can avoid this fee and for circumstances under which
      this fee will not be assessed.

July 6, 2004
PS0000.011

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Limited Term New York Municipal Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited Term Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester National Municipals
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Rochester Fund Municipals

      This supplement amends the Statement of Additional
Information ("SAI") of each of the above referenced Funds
as described below and is in addition to any existing
supplements of the Funds.

1.    The second paragraph for each SAI, except for Cash
Reserves and Money Market Fund, Inc., under "Brokerage
Policies of the Fund - Brokerage Provisions of the
Investment Advisory Agreement" is deleted and replaced by
the following paragraphs:

  Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that  provide brokerage and/or research services to the Fund and/or the other  accounts over which the Manager or its affiliates have investment  discretion.  The concessions paid to those brokers may be higher than  another qualified broker would charge, if the Manager makes a good  faith determination that the concession is fair and reasonable in  relation to the services provided.

  Subject to those considerations, as a  factor in selecting brokers for the
  Fund's portfolio transactions, the  investment advisory agreement also permits the Manager to consider sales  of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.  Notwithstanding that authority, and with the concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio transactions.
 However, the Manager may continue to effect portfolio transactions through brokers who sell shares of the Fund.

2.    The paragraph under "Distribution and Service Plans -
Distribution and Service Plans", with the exception of Money Market Fund, beginning with the following sentence "Under the plans, the Manager and the
Distributor may make payments to affiliates and in their sole discretion,...." is deleted in its entirety and replaced with the following paragraphs:

           Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediariesfor providing distribution assistance and/or administrative services or that otherwise promote sales of the
           Fund's shares.  These payments, some of which may be referred to as
           "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

           Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of  the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the
           Fund is discussed.  In their sole discretion, the Manager and/or the
           Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

3.    The fifth paragraph under "Distribution and Service
Plans - Class B, Class C and Class N Service and Distribution Plans" or under
 "Distribution and Service
                    --------
Plans - Class B, Class C (add "Class M" for Convertible Securities Fund only)
 and Class N Service and Distribution Plan Fees" in each SAI, for the Capital
Preservation Fund, Convertible Securities Fund, Developing Markets Fund, High
Yield Fund, International Small Company Fund, Main Street Opportunity Fund,
Main Street Small Cap Fund, Quest Balanced Fund, Quest Opportunity Value Fund,
Small Cap Fund, Quest International Value Fund and Select Value Fund
is deleted and replaced by the following paragraph:

           Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

4.    The second paragraph under "Distribution and Service Plans - Class B,
      Class C and Class N Service and Distribution Plans" or under
                                --------
"Distribution and Service Plans - Class B, Class C and Class N Service and
Distribution Plan Fees" for the Balanced Fund, Bond Fund, Capital
Appreciation Fund, Capital Income Fund, Champion Income Fund, Discovery Fund,
Disciplined Allocation Fund, Emerging Growth Fund, Emerging Technologies Fund,
Enterprise Fund, Equity Fund, Inc., Global Fund, Global Opportunity Fund, Gold
& Special Minerals Fund, Growth Fund,International Bond Fund, International Growth
Fund, International Value Fund, Limited Term Government Fund, Main Street Fund,
 MidCap Fund, Quest Capital Value Fund, Inc., Quest Value Fund, Inc., Real Asset
Fund, Real Estate Fund, Strategic Income Fund, Total Return Bond Fund,
U.S. Government Trust and Value Fund is amended by deleting the last sentence and replacing it with the following:

           Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

5.    The fifth paragraph under "Distribution and Service Plans - Class B and
      Class C Service and Distribution Plans" or under "Distribution and Service
      Plans - Class B and Class C Service and Distribution Plan Fees" for the
      AMT-Free Municipals, AMT-Free New York Municipals,California Municipal Fund,
      Cash Reserves, International Large-Cap Core Fund, Limited Term Municipal
      Fund, New Jersey Municipal Fund, Pennsylvania Municipal Fund,
       Rochester National Municipals and Senior Floating Rate Fund
      is deleted and replaced by the following paragraph:

           Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the  investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

6.    The second paragraph under "Distribution and Service Plans - Class B, and Class C Service and Distribution Plans" or under "Distribution and Service Plans - Class B and Class C Service and Distribution Plan
      Fees" for the Limited Term California Municipal Fund, Limited Term New York
      Municipal Fund and Rochester Fund Municipals isamended by deleting the last sentence and replacing it with the following:

           Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the  investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

7.    The following paragraph is added before the section titled "AccountLink"
      under "How to Buy Shares", except for the Principal Protected
      Main Street Fund and Principal Protected Main Street Fund II:

   When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the
   Fund.  The Fund will not issue or re-register physical share certificates.

8.    The first paragraph under "About Your Account - How to Buy Shares -
      Retirement Plans,"with the exception of the following funds:
      AMT-Free Municipals, AMT-Free New York Municipals, California Municipal
     Fund, Cash Reserves, Limited Term California Municipal Fund, Limited Term
     Municipal Fund, Limited Term New York Municipal Fund, Money Market Fund,
     Inc., New Jersey Municipal Fund, Pennsylvania Municipal Fund, Principal
     Protected Main Street Fund, Principal Protected Main Street Fund II,
     Rochester Fund Municipals, Rochester National Municipals and Senior Floating
     Rate Fund, is deleted and replaced with the following:

 Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of
 Additional Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &
 Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments
 (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

9.   The last paragraph under "About Your Account - How to Buy Shares -
     Classes of Shares" with the exception of Cash Reserves, Money
     Market Fund, Inc., Principal Protected Main Street Fund, Principal
     Protected Main Street Fund II and Senior Floating Rate Fund, is
     deleted and replaced by the following paragraph:

The Distributor will not accept an order in an amount greater than
$250,000 to purchase Class B shares or more than $1 million to purchase
Class C shares on behalf of a single investor (not including dealer
"street name" or omnibus accounts).Effective July 15, 2004, the
Distributor will not accept an order in an amount greater than $100,000 to purchase Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

10.   For Cash Reserves the last paragraph under "How to Buy Shares -
      Classes of Shares -Alternative Sales Arrangements" is deleted and replaced by the following paragraph:

 The Distributor will not accept an order in an amount greater than
 $250,000 to purchase Class B shares or more than $1 million to purchase
 Class C shares on behalf of a single investor (not including dealer
 "street name" or omnibus accounts). Effective July 15, 2004, the
 Distributor will not accept an order in an amount greater than $100,000 to purchase Class B shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

11.   For the Senior Floating Rate Fund, the section titled "About Your Account
     - Classes of Shares" is deleted in its entirety and replaced with the following paragraphs:

     Classes of Shares.  The Fund's multiple class structure is available because the Fund has obtained from the Securities and
     Exchange Commission an exemptive order (discussed in "Distribution
     Plans") permitting it to offer more than one class of shares.  The availability of the Fund's share classes is contingent upon the continued availability of the relief under that order.

      Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features. The net income attributable to Class B or Class C shares and the dividends payable on
     Class B or Class C shares will be reduced by incremental expenses borne solely by that class.  Those expenses include the asset-based sales charges to which Class B and Class C shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing  shares that is more appropriate for the investor.  That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances.
     Class A shares normally are sold subject to an initial sales charge.  While
     Class B and Class C shares have no initial sales charge, the purpose of the early withdrawal charge and asset-based sales charge on Class B and Class C shares is the same as that of the  initial  sales  charge on Class A shares
     -to  compensate  the  Distributor   and  brokers,   dealers  and  financial
     institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for  selling  Fund  shares  may receive  different  levels of compensation  for selling one class of shares rather than another.

The  Distributor  will not accept an order in an amount greater than $250,000 to purchase  Class B shares or more than $1 million to purchase Class C shares on behalf of a single  investor  (not  including  dealer  "street  name" or omnibus accounts). Effective July 15, 2004, the Distributor will not accept an order in an amount  greater than $100,000 to purchase  Class B shares on behalf of a single investor (not including  dealer "street name" or omnibus accounts)

12.   The entire section under "About Your Account - How to Buy Shares -
      Account Fees" withthe exception of the Principal Protected Main
      Street Fund and Principal Protected Main Street Fund II, is deleted in its entirety and replacedwith the following:

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum
Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Low Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of
September.

Listed below are certain cases in which the
Fund has elected, in its discretion, not to
assess the Fund Account Fees.  These exceptions
are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year; A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares.
      However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct; A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system; Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus,Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To   access account documents  electronically via eDocs Direct, please visit the
     Service   Center   on   our   website   at    WWW.OPPENHEIMERFUNDS.COM   or
      call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

13.    The Appendix to each SAI, with the exception of Money Market Fund,
      Inc., titled "OppenheimerFunds Special Sales Charge Arrangements and
      Waivers" is amended by deleting the third bullet point under "Waivers of
      Class A Sales Charges of Oppenheimer Funds - Waivers ofInitial and
      Contingent Deferred Sales Charges inCertain Transactions."

14.   The Appendix to each SAI, with the exception of Money Market Fund,
      Inc., titled "OppenheimerFunds Special Sales Charge Arrangements and
      Waivers" is amended by deleting the seventh bullet point under the section
      "Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
      Funds - Waivers for Redemptions in Certain Cases" and replacing it with the following bullet point:

o     Redemptions of Class C shares of an Oppenheimer fund
      in amounts of $1 million or more requested in writing by a Retirement
      Plan sponsor and submitted more than 12 months after the Retirement
      Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

July 6, 2004
PX0000.012